OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
	US dollars
	December 31,
(in thousands)	2025	2024

Deferred contract costs and prepaid expenses (*)	5,072	5,503
Deposits	341	350
	5,413	5,853

(*)	See Note 1W.